Offsetting financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of offsetting of financial assets [abstract]
Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2025		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	4,964	-77	4,886		4,859	27	1,949	6,836
		4,964	-77	4,886		4,859	27	1,949	6,836
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	102,179	-48,514	53,665	26	53,507	132	16,378	70,044
	Derivatives [3]	81,453	-59,208	22,245	10,755	3,068	8,421	3,758	26,003
		183,632	-107,722	75,910	10,782	56,575	8,553	20,136	96,047
Loans and advances to customers [4]	Reverse repurchase, securities borrowing and similar agreements	3,247	-32	3,215		3,205	9	652	3,866
	Cash pools	211,791	-209,568	2,222	37	1,847	338		2,222
		215,038	-209,601	5,437	37	5,052	347	652	6,089
Other items where offsetting is applied in the statement of financial position [5]		742	-657	85	45		39		85

Total financial assets		404,375	-318,057	86,318	10,864	66,487	8,967	22,738	109,056
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2025, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 14,368 million which is not subject to offsetting.
[3]Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2025, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 723,867 million of which the net cash pool position of EUR 2,222 million is subject to offsetting.
[5]Other items include amounts to be settled with Central Clearing Counterparties regarding derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 4,076 million in the statement of financial position, of which EUR 85 million is subject to offsetting as at 31 December 2025.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2024		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	3,752	-31	3,721		3,683	38	7,057	10,777
	Other
		3,752	-31	3,721		3,683	38	7,057	10,777
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	98,679	-49,365	49,315	219	48,676	420	16,112	65,426
	Derivatives	93,034	-66,877	26,157	17,598	3,643	4,916	6,111	32,268
		191,713	-116,241	75,472	17,818	52,319	5,336	22,222	97,694
Loans and advances to customers [3]	Reverse repurchase, securities borrowing and similar agreements	4,444	-1,216	3,228		3,191	37	243	3,471
	Cash pools	237,248	-234,838	2,410	65	1,730	615		2,410
		241,691	-236,053	5,638	65	4,921	652	243	5,881
Other items where offsetting is applied in the statement of financial position [4]		6,666	-6,284	382	79		303		382

Total financial assets		443,822	-358,609	85,213	17,962	60,922	6,329	29,522	114,735
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2024, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 10,992 million which is not subject to offsetting.
[3]Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2024, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 683,611 million of which the net cash pool position of EUR 2,410 million is subject to offsetting.
[5]Other items include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 3,550 million in the statement of financial position, of which EUR 382 million is subject to offsetting as at 31 December
2024.

Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2025		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments pledged as collateral
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements	79	-77	1			1	329	330
	Other	287	-287
		366	-365	1			1	329	330
Customer deposits [4]	Repurchase, securities lending and similar agreements	32	-32					182	182
	Cash pools	228,013	-209,568	18,445	8		18,437		18,445
		228,045	-209,601	18,445	8		18,437	182	18,627
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	84,997	-48,514	36,483	26	36,520	-63	9,760	46,243
	Derivatives [3]	71,427	-53,882	17,545	10,783	3,409	3,353	4,474	22,019
		156,424	-102,395	54,028	10,809	39,929	3,291	14,234	68,262

Other items where offsetting is applied in the statement of financial position [5]		5,742	-5,697	45	45				45

Total financial liabilities		390,577	-318,057	72,520	10,862	39,929	21,729	14,745	87,265
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2025, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 18,186 million of which EUR 0 million is subject to offsetting.
[3]Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2025, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 721,191 million of which the net cash pool position of EUR 18,445 million is subject to offsetting.
[5]Other items include amounts to be settled with Central Clearing Counterparties regarding derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 4,188 million in the statement of financial position, of which EUR 45 million is subject to offsetting as at 31 December 2025.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2024		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments pledged as collateral
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements	64	-31	33		33			33
	Other	62	-62
		126	-93	33		33			33
Customer deposits [3]	Repurchase, securities lending and similar agreements	1,214	-1,214					1
	Cash pools	251,655	-234,838	16,817	21		16,796		16,817
		252,868	-236,052	16,817	21		16,796	1	16,818
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	81,384	-49,365	32,019	219	31,669	130	11,671	43,689
	Derivatives	89,386	-67,731	21,655	17,639	2,745	1,272	6,612	28,267
		170,769	-117,095	53,674	17,859	34,414	1,402	18,283	71,956

Other items where offsetting is applied in the statement of financial position [4]		5,609	-5,368	242	83		159		242

Total financial liabilities		429,373	-358,608	70,765	17,962	34,447	18,357	18,283	89,049
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2024, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 16,690 million of which EUR 0 million is subject to offsetting.
[3]Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2024, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 691,661 million of which the net cash pool position of EUR 16,817 million is subject to offsetting.
[5]Other items include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 4,290 million in the statement of financial position of which EUR 242 million is subject to offsetting as at 31 December
2024.